INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES

The Company accounts for income taxes under ASC Topic 740: Income Taxes, which requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carryforwards.  ASC Topic 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. The Company has net operating loss carryforward for tax purposes totaling approximately $2,809,733 at December 31, 2013, expiring through 2033. In addition, the Internal Revenue Code Section 382 places a limitation on the amount of taxable income that can be offset by carryforwards after certain changes in ownership have occurred.

The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate for the years ended December 31, 2013 and 2012.

	December 31, 2013	December 31, 2012
Tax benefit computed at "expected" statutory rate	$(1,173,114)	$(2,359,025)
State income taxes, net of benefit	(79,110)	(60,884)
Permanent differences :
Impairment expense	-	437,324
Stock based compensation and consulting	381,620	1,508,371
Other permanent differences	(50,892)	(681)
Timing differences
Amortization of patents and other	304,435	-
Increase in valuation allowance	617,061	474,895
Net income tax benefit	$-	$-

The table below summarizes the differences between the Companies’ effective tax rate and the statutory federal rate as follows for the years ended December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012

Computed "expected" tax expense (benefit)	(34.0)%	(34.0)%
State income taxes	(5.0)%	(5.0)%
Permanent differences	14.0%	31.0%
Timing differences	13.0%	-
Change in valuation allowance	12.0%	8.0%

Effective tax rate	0.0%	0.0%

The Company has a deferred tax asset, which is summarized as follows at:

Deferred tax assets:	December 31, 2013	December 31, 2012
Total deferred tax assets	$1,095,797	$478,736
Less: valuation allowance	(1,095,797)	(478,736)
Net deferred tax asset	$-	$-

After consideration of all the evidence, both positive and negative, management has recorded a full valuation allowance at December 31, 2013, due to the uncertainty of realizing the deferred income tax assets.  During the year ended December 31, 2013, the valuation allowance was increased by $617,061.